SCHEDULE OF RECOGNISED IN PROFIT OR LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Asset And Lease Liability
Depreciation of right of use assets	$ 101,898
Interest expense on lease liabilities	79,939		$ 787,341
Total amount recognised in profit/loss	$ 181,837